SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended
Aug. 27, 2023 USD ($) $ / shares shares
Purchaser Parties [Member] | Share Purchase Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issue under private placement | shares	6,829,137
Exercise price of shares issued | $ / shares	$ 2.136
Gross proceeds from issuing shares	$ 14.6
Hong Seng Technology Limited (“HST”) and Guangzhou Gloria Biosciences Co., Ltd. (“Gloria”) [Member] | License Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of Escrow deposit	15.0
Achievement of sales milestones of certain development and regulatory milestones	49.0
Amount of sales milestones achievement motixafortide territory	$ 197.0
Tearm description of initial royalty received	Company is eligible to receive tiered double-digit royalties (ranging from 10-20%), on a country-by-country basis, on aggregate net sales of motixafortide in the Territory during the initial royalty term of at least 15 years